Consolidated Statements of Profit or Loss and Other Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
	Mar. 28, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit (loss) [abstract]
Other income		$ 1,217	$ 1,447	$ 1,054
Other gains (losses)		1,191	(829)	36
Fair value change of financial assets at fair value through profit and loss ("FVTPL")		821	323	2
Fair value change of financial liabilities at FVTPL		1,597
Fair value change of convertible preferred shares		(76,430)	(189,646)	(37,424)
Research and development expenses		(34,193)	(35,457)	(35,568)
Administrative expenses		(20,641)	(9,947)	(15,291)
Impairment loss of an intangible asset		0	0	(3,000)
Finance costs		(150)	(93)	(83)
Other expense		(46,003)	(6,608)	(4,522)
Loss before taxation		(172,591)	(240,810)	(94,796)
Income tax expenses		(10)	(1)	(1)
Loss and total comprehensive loss for the period, net of taxation, attributable to owners of the Company		$ (172,601)	$ (240,811)	$ (94,797)
Loss per share
Basic loss per common share (US$)	$ (0.23)	$ (2.32)	$ (8.44)	$ (3.37)
Diluted loss per common share (US$)	$ (0.62)	$ (2.32)	$ (8.44)	$ (3.37)